PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 92.1% of Net Assets

Non-Convertible Bonds – 87.1%

	ABS Car Loan – 0.4%
$297,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	$265,639
325,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	311,882
150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	148,258

		725,779

	ABS Home Equity – 0.1%
95,616	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.660%, 2.272%, 9/19/2045(a)	64,620
185,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	175,044

		239,664

	ABS Other – 0.1%
169,392	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	148,778

	Aerospace & Defense – 1.7%
310,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	232,314
1,335,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,100,681
185,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	178,988
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	108,937
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A(c)(d)	613,908
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	192,627
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	60,654
925,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	682,928
30,000	TransDigm, Inc., 5.500%, 11/15/2027	25,451
215,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	207,206

		3,403,694

	Airlines – 1.1%
2,590,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	2,211,238

	Automotive – 2.6%
1,170,000	Ford Motor Co., 3.250%, 2/12/2032	875,043

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$115,000	Ford Motor Co., 4.750%, 1/15/2043	$81,918
1,645,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	1,477,046
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	182,964
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	368,424
810,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(e)	678,375
485,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(e)	411,644
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	318,854
200,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	145,000
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	168,054
120,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	115,539
140,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	106,174
120,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	115,971
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	134,157

		5,179,163

	Banking – 1.1%
410,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	298,441
1,235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,062,031
960,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	775,857

		2,136,329

	Brokerage – 0.2%
140,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	78,625
290,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	238,525

		317,150

	Building Materials – 2.5%
380,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030, 144A	371,097
265,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	201,710

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	$266,947
1,985,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,488,750
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(e)	271,504
265,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	170,247
150,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	108,327
690,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	505,425
195,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	165,750
395,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	254,307
255,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	205,214
410,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	255,515
275,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	204,663
225,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	177,469
100,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	87,250
355,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	216,550

		4,950,725

	Cable Satellite – 8.8%
665,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	535,884
95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	80,275
675,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	554,303
360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	278,100
280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	232,478
330,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	267,201
2,370,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	2,026,942
1,900,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	1,555,720
465,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	429,056
95,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	92,692

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$690,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	$620,055
1,120,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	863,688
5,155,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	3,447,355
315,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	212,322
280,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	252,876
1,250,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,066,337
1,965,000	DISH DBS Corp., 5.125%, 6/01/2029	1,194,013
150,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	117,576
175,000	DISH DBS Corp., 7.375%, 7/01/2028	119,035
1,355,000	DISH DBS Corp., 7.750%, 7/01/2026	1,056,222
491,790	Ligado Networks LLC, , 15.500% PIK, 11/01/2023, 144A(f)	266,796
192,237	Ligado Networks LLC, , 17.500% PIK, 5/01/2024, 144A(f)	57,058
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	370,980
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	521,388
275,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	173,781
690,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	562,350
260,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	179,093
235,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	210,102
305,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	269,925

		17,613,603

	Chemicals – 1.3%
330,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	263,305
175,000	Chemours Co. (The), 5.375%, 5/15/2027	153,974
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	120,669
300,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	276,433
805,000	Hercules LLC, 6.500%, 6/30/2029	783,869

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	$167,948
215,000	Methanex Corp., 5.125%, 10/15/2027	189,738
45,000	Methanex Corp., 5.250%, 12/15/2029	38,043
490,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	383,793
210,000	Olympus Water U.S. Holding Corp., 6.250%, 10/01/2029, 144A	145,915

		2,523,687

	Construction Machinery – 0.1%
275,000	Titan International, Inc., 7.000%, 4/30/2028	258,335

	Consumer Cyclical Services – 2.7%
1,120,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	908,953
305,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	221,482
260,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	197,964
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	89,718
70,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	55,125
210,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	194,665
690,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030, 144A	510,600
545,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	413,284
295,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	328,925
420,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	345,450
355,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	328,318
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,046,282
850,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	846,175

		5,486,941

	Consumer Products – 0.5%
240,000	Coty, Inc., 5.000%, 4/15/2026, 144A	219,900
50,000	Coty, Inc., 6.500%, 4/15/2026, 144A	46,097
540,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	463,498

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Products – continued
$435,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	$333,963

		1,063,458

	Diversified Manufacturing – 0.2%
285,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	218,401
265,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	206,814

		425,215

	Electric – 0.9%
1,365,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,201,609
190,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	150,914
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	93,712
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	122,706
320,000	PG&E Corp., 5.000%, 7/01/2028	270,042
70,000	PG&E Corp., 5.250%, 7/01/2030	57,588

		1,896,571

	Environmental – 0.2%
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	437,250

	Finance Companies – 4.5%
155,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(e)	127,926
800,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	600,000
230,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	189,845
490,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	382,174
320,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(g)	242,400
255,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	201,450
1,715,000	Navient Corp., 4.875%, 3/15/2028	1,339,844
1,000,000	Navient Corp., 5.000%, 3/15/2027	822,530
565,000	OneMain Finance Corp., 3.500%, 1/15/2027	452,000
1,185,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,095,213

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$350,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	$335,125
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	369,000
715,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	590,883
465,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	365,639
1,050,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	786,754
1,645,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,167,950

		9,068,733

	Financial Other – 1.6%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	128,768
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	61,766
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	87,910
400,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(c)(d)(h)	34,176
200,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(h)	17,720
205,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(c)(d)(h)	18,414
405,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(c)(d)(h)	38,580
200,000	China Evergrande Group, 8.750%, 6/28/2025(h)	16,456
200,000	China Evergrande Group, 9.500%, 4/11/2022(h)	16,280
200,000	Easy Tactic Ltd., 8.125%, 2/27/2023	44,466
200,000	Easy Tactic Ltd., 11.750%, 8/02/2023	44,104
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(c)(d)(h)	16,920
1,435,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,271,181
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(h)	55,000
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(h)	54,264
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(h)	54,164
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(h)	83,106
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	42,063

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$685,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	$594,196
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)(d)	21,154
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022	23,100
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(c)(d)	22,064
605,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(c)(d)(h)	89,195
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(h)	30,394
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(c)(d)	26,874
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(c)(d)	91,256
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(c)(d)(h)	52,000
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(c)(d)(h)	14,784
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(c)(d)(h)	54,948
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(c)(d)(h)	14,099

		3,119,402

	Food & Beverage – 1.7%
80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	72,497
335,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	292,287
65,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	64,782
310,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	238,009
325,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	271,375
510,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	472,130
105,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	85,874
1,120,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	945,022
15,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	14,531
260,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	219,804
325,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	264,791

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – continued
$425,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	$371,531

		3,312,633

	Gaming – 3.5%
880,000	Boyd Gaming Corp., 4.750%, 12/01/2027	796,400
350,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	295,757
610,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	366,326
200,000	Melco Resorts Finance Ltd., 5.750%, 7/21/2028, 144A	128,000
545,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	385,097
140,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	119,000
205,000	Sands China Ltd., 3.100%, 3/08/2029, 144A	145,037
1,070,000	Sands China Ltd., 4.875%, 6/18/2030	781,849
865,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	811,742
990,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	928,432
540,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	302,910
560,000	VICI Properties LP, 4.375%, 5/15/2025	546,940
170,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	155,263
195,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	179,400
165,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	156,956
145,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	143,188
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	179,667
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	255,640
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	330,792

		7,008,396

	Government Owned - No Guarantee – 0.6%
295,000	EcoPetrol S.A., 4.625%, 11/02/2031	223,460
600,000	Petroleos Mexicanos, 5.950%, 1/28/2031	438,828
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	194,344

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – continued
$640,000	YPF S.A., 6.950%, 7/21/2027, 144A	$363,200

		1,219,832

	Health Insurance – 0.3%
675,000	Centene Corp., 2.450%, 7/15/2028	562,977
115,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	96,438

		659,415

	Healthcare – 3.6%
220,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	185,440
255,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	187,348
1,455,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	1,105,654
585,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	356,850
130,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	83,850
400,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	364,276
610,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	437,364
310,000	HCA, Inc., 7.050%, 12/01/2027	322,828
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	496,125
460,000	Medline Borrower LP, 5.250%, 10/01/2029, 144A	377,798
130,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	105,006
245,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	203,031
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	159,901
1,315,000	Tenet Healthcare Corp., 4.375%, 1/15/2030, 144A	1,117,198
170,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	148,033
225,000	Tenet Healthcare Corp., 5.125%, 11/01/2027, 144A	202,500
215,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	183,993
820,000	Tenet Healthcare Corp., 6.125%, 6/15/2030, 144A	756,516
215,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	197,889

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$225,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	$201,491

		7,193,091

	Home Construction – 0.1%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	185,260
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(h)(i)(j)	—

		185,260

	Independent Energy – 6.6%
175,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	185,063
65,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	57,200
645,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	599,850
625,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	626,562
95,000	California Resources Corp., 7.125%, 2/01/2026, 144A	92,894
705,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	677,223
260,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	246,905
840,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	799,915
275,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	265,933
415,000	CNX Resources Corp., 7.250%, 3/14/2027, 144A	406,576
220,000	Colgate Energy Partners III LLC, 5.875%, 7/01/2029, 144A	192,775
255,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	228,335
320,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	291,200
380,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	335,388
200,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	169,260
200,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	196,746
135,000	Laredo Petroleum, Inc., 7.750%, 7/31/2029, 144A	121,794
505,000	Matador Resources Co., 5.875%, 9/15/2026	485,446
350,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	319,678
300,000	Murphy Oil Corp., 6.125%, 12/01/2042	224,250

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$690,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	$650,325
135,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	124,875
200,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	198,606
395,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	400,303
530,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	545,900
110,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	118,250
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	54,875
260,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	286,109
655,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	751,991
830,000	PDC Energy, Inc., 5.750%, 5/15/2026	774,249
270,000	Penn Virginia Holdings LLC, 9.250%, 8/15/2026, 144A	259,130
180,000	Range Resources Corp., 8.250%, 1/15/2029	183,512
240,000	SM Energy Co., 5.625%, 6/01/2025	226,800
465,000	SM Energy Co., 6.500%, 7/15/2028	427,663
230,000	SM Energy Co., 6.750%, 9/15/2026	216,973
50,000	Southwestern Energy Co., 4.750%, 2/01/2032	42,726
445,000	Southwestern Energy Co., 5.375%, 2/01/2029	412,782
315,000	Southwestern Energy Co., 5.375%, 3/15/2030	289,800
45,000	Southwestern Energy Co., 7.750%, 10/01/2027	45,900
490,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	445,900
265,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	250,218

		13,229,880

	Industrial Other – 0.2%
315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	266,749
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	133,266

		400,015

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Leisure – 3.1%
$1,015,000	Carnival Corp., 5.750%, 3/01/2027, 144A	$733,114
265,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	212,967
265,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	228,563
535,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	474,288
1,270,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	996,810
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	15,698
315,000	NCL Corp. Ltd., 7.750%, 2/15/2029, 144A	239,636
165,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	120,038
310,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	196,850
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	554,081
1,495,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,039,025
265,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	224,240
335,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	295,997
235,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	175,563
550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	433,677
295,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	237,036

		6,177,583

	Lodging – 1.4%
590,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	477,900
205,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	170,494
720,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	624,525
1,015,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	785,194
345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	267,375
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	4,529
525,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	497,768

		2,827,785

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – 2.9%
$335,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	$179,098
230,000	Clear Channel International BV, 6.625%, 8/01/2025, 144A	213,900
200,000	CMG Media Corp., 8.875%, 12/15/2027, 144A	158,002
270,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	220,050
555,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	138,750
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	37,200
300,000	Gray Escrow II, Inc., 5.375%, 11/15/2031, 144A	240,369
640,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	500,800
840,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	692,227
265,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	245,456
690,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	548,329
150,000	Lamar Media Corp., 4.000%, 2/15/2030	125,948
125,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	97,500
395,000	McGraw-Hill Education, Inc., 5.750%, 8/01/2028, 144A	338,230
395,000	McGraw-Hill Education, Inc., 8.000%, 8/01/2029, 144A	319,950
45,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	41,186
450,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	425,250
305,000	Netflix, Inc., 5.875%, 2/15/2025	309,575
55,000	Netflix, Inc., 6.375%, 5/15/2029	55,547
115,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	104,938
150,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	123,750
270,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	215,338
400,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	337,250
265,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	212,562

		5,881,205

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – 3.6%
$405,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	$383,737
270,000	Allegheny Technologies, Inc., 4.875%, 10/01/2029	215,322
325,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	287,785
305,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	274,502
500,000	Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	466,265
85,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	84,363
350,000	Commercial Metals Co., 4.125%, 1/15/2030	294,701
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	441,843
2,605,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,399,205
145,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	117,376
545,000	Mineral Resources Ltd., 8.000%, 11/01/2027, 144A	532,394
530,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	516,406
980,000	Novelis Corp., 4.750%, 1/30/2030, 144A	814,556
110,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	87,900
210,000	United States Steel Corp., 6.875%, 3/01/2029	183,244
90,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	78,345

		7,177,944

	Midstream – 3.7%
175,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	156,723
285,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	284,684
545,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	515,117
360,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	303,165
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	128,828
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	92,300
280,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	238,084
260,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	221,400

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$275,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	$239,960
50,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	39,219
250,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	243,125
540,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	523,670
15,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	10,144
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	177,053
167,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	160,100
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	437,006
95,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	72,438
720,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	694,476
135,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	129,687
100,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	86,337
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	238,751
490,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	423,874
750,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	628,099
245,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	230,609
345,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	326,025
330,000	NuStar Logistics LP, 5.750%, 10/01/2025	308,550
265,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	225,349
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	63,812
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	71,564
80,000	Western Midstream Operating LP, 4.500%, 3/01/2028	72,400
45,000	Western Midstream Operating LP, 4.750%, 8/15/2028	41,113

		7,383,662

	Non-Agency Commercial Mortgage-Backed Securities – 2.7%
97,268	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 4.824%, 11/15/2031, 144A(a)(d)(i)(j)	84,623

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$340,436	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 5.824%, 11/15/2031, 144A(a)(c)(d)	$263,940
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.108%, 5/10/2047, 144A(b)	537,921
405,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	386,166
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	622,931
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.302%, 8/10/2044, 144A(b)	91,300
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.302%, 8/10/2044, 144A(b)	398,310
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.207%, 7/10/2046, 144A(b)	91,495
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.843%, 6/10/2047, 144A(b)	151,781
465,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)	442,147
505,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.982%, 10/15/2045, 144A(b)	501,425
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044, 144A(b)(c)(d)	220,000
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.424%, 10/15/2030, 144A(b)	262,719
106,361	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 2.795%, 11/15/2027, 144A(a)	75,516
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 4.825%, 11/15/2027, 144A(a)(d)(i)(j)	89,400
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 5.725%, 11/15/2027, 144A(a)(d)(i)(j)	35,410
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	202,118
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.305%, 11/15/2059(b)	123,096
486,255	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.415%, 3/15/2044, 144A(b)	207,145
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.026%, 6/15/2044, 144A(b)	159,066
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.491%, 12/15/2045(b)	494,173
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.689%, 6/15/2045, 144A(b)(c)(d)	9,000

		5,449,682

	Oil Field Services – 1.0%
260,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	244,920
180,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	161,100
30,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	28,200

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$125,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	$118,209
476,625	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	436,112
759,375	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	668,250
60,750	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	56,649
395,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	327,766
43,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	43,322

		2,084,528

	Packaging – 0.9%
924,274	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(g)	685,590
1,155,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	823,584
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	136,425
220,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	182,116

		1,827,715

	Pharmaceuticals – 3.6%
825,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	439,312
25,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	13,000
1,365,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	705,267
1,150,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	588,541
745,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	396,489
80,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	45,800
185,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	100,363
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	326,149
445,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(c)(d)	34,488
145,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	109,594
280,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	242,838
490,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	422,787
251,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	190,760

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – continued
$200,000	Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	$178,557
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	192,282
795,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	651,900
4,010,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,497,227

		7,135,354

	Property & Casualty Insurance – 0.7%
400,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	313,116
440,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	360,326
319,085	Ardonagh Midco 2 PLC, , 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(k)	333,552
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	204,135
275,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	215,163

		1,426,292

	Refining – 0.5%
120,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	114,215
590,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	542,452
240,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	251,100

		907,767

	REITs - Hotels – 0.3%
380,000	Service Properties Trust, 4.750%, 10/01/2026	276,902
330,000	Service Properties Trust, 7.500%, 9/15/2025	302,363

		579,265

	REITs - Mortgage – 0.2%
185,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	149,355
265,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	239,825

		389,180

	Restaurants – 0.9%
1,240,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	1,076,221
230,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	195,143

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Restaurants – continued
$415,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	$399,105
205,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	169,104

		1,839,573

	Retailers – 2.3%
306,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	265,455
355,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	293,319
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	81,403
165,000	At Home Group, Inc., 4.875%, 7/15/2028, 144A	119,625
310,000	At Home Group, Inc., 7.125%, 7/15/2029, 144A	175,925
185,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	156,085
465,000	Bath & Body Works, Inc., 6.625%, 10/01/2030, 144A	401,639
310,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	251,875
275,000	Carvana Co., 4.875%, 9/01/2029, 144A	156,366
480,000	Carvana Co., 5.500%, 4/15/2027, 144A	309,762
175,000	Carvana Co., 5.625%, 10/01/2025, 144A	134,369
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	505,800
80,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	66,863
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	105,988
200,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	131,804
275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	253,434
310,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	279,158
188,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	152,280
525,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	406,775
345,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	259,512

		4,507,437

	Technology – 4.3%
445,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	365,345

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$2,770,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	$2,047,853
435,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	330,635
160,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	138,200
540,000	Elastic NV, 4.125%, 7/15/2029, 144A	450,781
850,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	613,370
140,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	118,300
435,000	II-VI, Inc., 5.000%, 12/15/2029, 144A	379,538
250,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	204,286
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	628,948
250,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	174,066
195,000	NCR Corp., 5.000%, 10/01/2028, 144A	165,340
195,000	NCR Corp., 5.750%, 9/01/2027, 144A	173,068
490,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	455,063
470,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	431,775
755,000	Open Text Corp., 3.875%, 12/01/2029, 144A	635,446
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	119,430
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	114,295
375,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	271,057
110,000	Seagate HDD Cayman, 4.875%, 6/01/2027	104,225
145,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	116,212
80,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	68,094
170,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	158,535
160,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	148,829
222,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	189,243

		8,601,934

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Transportation Services – 0.2%
$400,000	Hertz Corp. (The), 4.625%, 12/01/2026, 144A	$334,432

	Treasuries – 3.4%
4,675,000	U.S. Treasury Note, 0.125%, 2/28/2023(l)	4,595,561
2,225,000	U.S. Treasury Note, 0.125%, 3/31/2023	2,181,804

		6,777,365

	Wireless – 2.9%
1,285,000	Altice France S.A., 5.125%, 1/15/2029, 144A	973,529
975,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	832,455
315,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	257,997
300,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	241,950
430,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027	375,072
770,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	699,630
180,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	154,622
445,000	SBA Communications Corp., 3.875%, 2/15/2027	406,191
2,515,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,949,125

		5,890,571

	Wirelines – 1.3%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	196,431
690,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	620,381
225,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030, 144A	227,473
455,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	409,486
450,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	346,974
155,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	124,194
100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	75,427
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	117,683

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$475,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	$390,635

		2,508,684

	Total Non-Convertible Bonds (Identified Cost $212,264,383)	174,122,195

Convertible Bonds – 5.0%

	Airlines – 0.5%
865,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,018,537

	Cable Satellite – 1.8%
240,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(m)	168,583
405,000	DISH Network Corp., 2.375%, 3/15/2024	356,400
4,345,000	DISH Network Corp., 3.375%, 8/15/2026	2,935,048

		3,460,031

	Consumer Cyclical Services – 0.3%
660,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(m)	527,419
55,000	Zillow Group, Inc., 1.375%, 9/01/2026	54,945

		582,364

	Gaming – 0.1%
115,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	170,350

	Healthcare – 0.6%
1,655,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,212,287

	Leisure – 0.2%
655,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	420,182

	Media Entertainment – 0.1%
315,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	221,603

	Pharmaceuticals – 1.4%
435,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	430,650
2,005,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,992,569
495,000	Livongo Health, Inc., 0.875%, 6/01/2025	419,562

		2,842,781

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Technology – 0.0%
$45,000	RingCentral, Inc., Zero Coupon, 7.146%-7.470%, 3/15/2026(m)	$33,795
10,000	Unity Software, Inc., Zero Coupon, 7.592%, 11/15/2026, 144A(n)	7,350

		41,145

	Total Convertible Bonds (Identified Cost $12,726,162)	9,969,280

	Total Bonds and Notes (Identified Cost $224,990,545)	184,091,475

Collateralized Loan Obligations – 2.0%
670,000	AIG CLO LLC, Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 7.563%, 7/20/2034, 144A(a)	581,567
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.600%, 7.663%, 12/19/2032, 144A(a)	219,767
530,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 7.163%, 10/20/2034, 144A(a)	464,689
500,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 7.794%, 10/15/2034, 144A(a)	436,715
535,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 7.458%, 4/21/2034, 144A(a)	472,281
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 7.313%, 7/02/2035, 144A(a)	584,519
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 6.383%, 1/15/2035, 144A(a)	298,347
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 7.094%, 10/15/2034, 144A(a)	463,655
275,000	PPM CLO Ltd., Series 2021-5A, Class E, 3-month LIBOR + 6.500%, 7.544%, 10/18/2034, 144A(a)	225,198
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.150%, 7.213%, 1/20/2035, 144A(a)	280,719

	Total Collateralized Loan Obligations (Identified Cost $4,609,596)	4,027,457

Shares

Preferred Stocks – 0.6%

Convertible Preferred Stocks – 0.6%

	Technology – 0.2%
6,107	Clarivate PLC, Series A, 5.250%	349,406

	Wireless – 0.4%
778	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(c)(d)	892,055

	Total Convertible Preferred Stocks (Identified Cost $1,488,528)	1,241,461

	Total Preferred Stocks (Identified Cost $1,488,528)	1,241,461

Shares	Description	Value (†)

Common Stocks – 1.7%

	Aerospace & Defense – 0.0%
9	L3Harris Technologies, Inc.	$2,175
38	Lockheed Martin Corp.	16,339

		18,514

	Air Freight & Logistics – 0.0%
67	United Parcel Service, Inc., Class B	12,230

	Beverages – 0.0%
234	Coca-Cola Co. (The)	14,721

	Biotechnology – 0.0%
119	AbbVie, Inc.	18,226

	Capital Markets – 0.0%
24	BlackRock, Inc.	14,617
139	Morgan Stanley	10,572

		25,189

	Communications Equipment – 0.0%
266	Cisco Systems, Inc.	11,342

	Electric Utilities – 0.0%
112	Duke Energy Corp.	12,008
198	NextEra Energy, Inc.	15,337

		27,345

	Energy Equipment & Services – 0.0%
11,343	McDermott International Ltd.(o)	6,465

	Food & Staples Retailing – 0.0%
113	Walmart, Inc.	13,738

	Health Care Equipment & Supplies – 0.0%
85	Abbott Laboratories	9,235

	Health Care Providers & Services – 0.0%
20	Elevance Health, Inc.	9,651
14	UnitedHealth Group, Inc.	7,191

		16,842

	Hotels, Restaurants & Leisure – 0.0%
179	Starbucks Corp.	13,674

	Household Products – 0.0%
110	Procter & Gamble Co. (The)	15,817

	IT Services – 0.0%
39	Accenture PLC, Class A	10,828

	Life Sciences Tools & Services – 0.0%
11	Thermo Fisher Scientific, Inc.	5,976

	Machinery – 0.0%
46	Cummins, Inc.	8,902

Shares	Description	Value (†)

Common Stocks – continued

	Machinery – continued
31	Deere & Co.	$9,284

		18,186

	Media – 0.4%
68,328	Altice USA, Inc., Class A(o)	632,034
404	Comcast Corp., Class A	15,853

		647,887

	Metals & Mining – 0.0%
188	Newmont Corp.	11,218

	Oil, Gas & Consumable Fuels – 0.0%
2,801	Battalion Oil Corp.(o)	23,893
53	Pioneer Natural Resources Co.	11,823
318	Williams Cos., Inc. (The)	9,925

		45,641

	Pharmaceuticals – 0.1%
162	Bristol-Myers Squibb Co.	12,474
110	Johnson & Johnson	19,526
241	Merck & Co., Inc.	21,972

		53,972

	Professional Services – 0.0%
265	Clarivate PLC(o)	3,673

	REITs - Diversified – 0.0%
57	American Tower Corp.	14,569

	Road & Rail – 0.0%
60	Union Pacific Corp.	12,797

	Semiconductors & Semiconductor Equipment – 0.0%
15	Broadcom, Inc.	7,287
145	Microchip Technology, Inc.	8,422
64	QUALCOMM, Inc.	8,175

		23,884

	Software – 0.0%
55	Microsoft Corp.	14,126

	Specialty Retail – 0.0%
32	Home Depot, Inc. (The)	8,777

	Technology Hardware, Storage & Peripherals – 0.0%
88	Apple, Inc.	12,031

	Wireless Telecommunication Services – 1.2%
17,683	T-Mobile US, Inc.(o)	2,379,071

	Total Common Stocks (Identified Cost $4,353,066)	3,465,974

Shares	Description	Value (†)

Warrants – 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(i)(j)(o)	$227
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(i)(j)(o)	253
35	Guaranteed Rate, Inc., Expiration on 12/31/2060(d)(i)(j)	—

	Total Warrants (Identified Cost $35,226)	480

Principal Amount

Short-Term Investments – 1.4%
$2,710,758	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $2,710,784 on 7/01/2022 collateralized by $2,752,600 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $2,765,072 including accrued interest(p) (Identified Cost $2,710,758)	2,710,758

	Total Investments – 97.8% (Identified Cost $238,187,719)	195,537,605
	Other assets less liabilities – 2.2%	4,330,533

	Net Assets – 100.0%	$199,868,138

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,527,855	1.3%	$209,913	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.

(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of these securities amounted to $2,527,855 or 1.3% of net assets.
(d)	Illiquid security.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(g)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2022, interest payments were made in cash.

(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.

(j)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of these securities amounted to $209,913 or less than 0.1% of net assets.
(k)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2022, interest payments were made in principal.

(l)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(n)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(o)	Non-income producing security.
(p)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $129,635,102 or 64.9% of net assets.

ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At June 30, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.75%	1,133,550	$(24,954)	$(32,566)	$(7,612)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.75%	475,200	(12,354)	(13,652)	(1,299)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.75%	470,250	(11,008)	(13,510)	(2,502)

Total						$(59,728)	$(11,413)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1		Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$		$185,260	$—	(a)	$185,260
Non-Agency Commercial Mortgage-Backed Securities		—	5,240,249	209,433	(b)	5,449,682
All Other Non-Convertible Bonds*		—	168,487,253	—		168,487,253

Total Non-Convertible Bonds		—	173,912,762	209,433		174,122,195

Convertible Bonds*		—	9,969,280	—		9,969,280

Total Bonds and Notes		—	183,882,042	209,433		184,091,475

Collateralized Loan Obligations		—	4,027,457	—		4,027,457
Preferred Stocks
Convertible Preferred Stocks
Technology		349,406	—	—		349,406
Wireless		—	892,055	—		892,055

Total Convertible Preferred Stocks		349,406	892,055	—		1,241,461

Total Preferred Stocks		349,406	892,055	—		1,241,461

Common Stocks		3,465,974	—	—		3,465,974
Warrants		—	—	480	(a)(c)	480

Short-Term Investments		—	2,710,758	—		2,710,758

Total		$3,815,380	$191,512,312	$209,913		$195,537,605

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(11,413)	$—	$(11,413)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.
(b)	Fair valued by the Fund’s adviser ($124,810) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($84,623).
(c)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or June 30, 2022:

	Balance as of September 30, 2021		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Home Construction	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)	$—
Non-Agency Commercial Mortgage-Backed Securities	112,388		—	94	13,350	—	(1,549)	85,150	—	209,433		13,350
Collateralized Loan Obligations	1,334,972		—	—	—	—	—	—	(1,334,972)	—		—
Warrants	2,347	(a)	—	—	(1,867)	—	—	—	—	480		(1,867)

	$1,449,707		$—	$94	$11,483	$—	$(1,549)	$85,150	$(1,334,972)	$209,913		$11,483

(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

A debt security valued at $85,150 was transferred from Level 2 to Level 3 during the period ended June 30, 2022. At September 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2022, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price for the security.

Debt securities valued at $1,334,972 were transferred from Level 3 to Level 2 during the period ended June 30, 2022. At September 30, 2021, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2022, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. As of June 30, 2022, the Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.

The following is a summary of derivative instruments for the Fund, as of June 30, 2022:

Liabilities	Swap agreements at value
Exchange-traded/cleared liability derivatives Credit contracts	$(59,728)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$215,000	$215,000

Industry Summary at June 30, 2022 (Unaudited)

Cable Satellite	10.6%
Independent Energy	6.6
Pharmaceuticals	5.1
Finance Companies	4.5
Technology	4.5
Healthcare	4.2
Midstream	3.7
Metals & Mining	3.6
Gaming	3.6
Treasuries	3.4
Wireless	3.3
Leisure	3.3
Media Entertainment	3.0
Consumer Cyclical Services	3.0
Non-Agency Commercial Mortgage-Backed Securities	2.7
Automotive	2.6
Building Materials	2.5
Retailers	2.3
Other Investments, less than 2% each	21.9
Collateralized Loan Obligations	2.0
Short-Term Investments	1.4

Total Investments	97.8
Other assets less liabilities (including swap agreements)	2.2

Net Assets	100.0%